SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the VIEs and their subsidiaries

	As of December 31,
	2018	2019
	(RMB in thousands)
Total assets	12,113,439	16,592,936
Total liabilities	10,261,397	12,659,845

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Revenue from third parties	5,582,189	7,596,896	10,603,507
Revenue from the Company and its subsidiaries	—	—	5,210
Total operating revenue	5,582,189	7,596,896	10,608,717
Net (loss)/income	(7,905)	1,088,805	1,691,019

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Net cash provided by/(used in) by operating activities	1,652,267	2,158,663	(1,299,951)
Net cash (used in)/provided by investing activities	(4,971,765)	3,783,432	763,395
Net cash provided by/(used in) financing activities	3,851,583	(4,540,746)	872,227
Net increase in cash and cash equivalents and restricted cash	532,085	1,401,349	335,671
Cash and cash equivalents and restricted cash at beginning of the year	528,700	1,060,785	2,462,134
Cash and cash equivalents and restricted cash at end of the year	1,060,785	2,462,134	2,797,805

Schedule of obligations associated with the guarantee liabilities

	For the Year Ended December 31,
	2018	2019
	(RMB in thousands)
Opening balances	—	456,276
Fair value of guarantee liabilities at inception of new loans	782,477	1,024,331
Release of guarantee liabilities upon the Borrowers’ repayment	(196,332)	(424,962)
Transfers from financial guarantee contracts previously accounted for as derivatives*	—	1,325,935
Contingent liability	65,137	179,417
Payouts during the year	(454,126)	(2,926,080)
Recoveries during the year	259,120	2,091,451
Ending balances	456,276	1,726,368

*Since November 2019, the Group ceased to compensate interest repayment under the original terms of the loans to the Institutional Funding Partners, in the event that Borrowers early repay their loans. According to relevant financial guarantee contracts with certain Institutional Funding Partners, the guarantee provided by the Group met the scope exception under ASC 815-10-15-58 thereafter. Consequently, this financial guarantee previously provided for the outstanding off-balance sheet loans and accounted for as derivatives under ASC 815 was derecognized and accounted for as guarantee liabilities thereafter under ASC 460, which resulted in an increase in guarantee liabilities of RMB1.3 billion and corresponding guarantee receivables of RMB0.8 billion during the year ended December 31, 2019.

Schedule of information about the Group's contract balances with its customers

	As of	Upon adoption on
	December 31, 2018	January 1, 2018
	(RMB in thousands)

Service fees receivable	87,439	4,769
Allowance for service fees receivable	(26,442)	(2,288)
Service fees receivable, net	60,997	2,481
Contract assets	1,181,818	292,501
Allowance for contract assets	(4,738)	(609)
Contract assets, net	1,177,080	291,892

Contract liabilities	92,056	55,771

Schedule of operating revenue within the scope of ASC 606 disaggregated by revenue sources

	For the Year Ended
	December 31,
	2018	2019
	(RMB in thousands)
Online direct sales and services income:
Online direct sales	2,396,680	3,623,991
Services and others	203,914	204,850
Total	2,600,594	3,828,841

Loan facilitation and servicing fees:
Loan facilitation and matching service fees	1,679,932	4,591,645
Post-origination service fees	304,554	735,772
Investment Program management service fees	91,331	300,425
Total	2,075,817	5,627,842

Schedule of operating revenue within the scope of ASC disaggregated by revenue timing

	For the Year Ended
	December 31,
	2018	2019
	(RMB in thousands)

Revenues recognized at point-in-time	4,156,460	8,307,928
Revenues recognized over time	519,951	1,148,755
Total	4,676,411	9,456,683

Schedule of estimated useful lives

Category	Estimated Useful Lives
Computers and equipment	3 years
Furniture and fixtures	4 - 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 - 10 years

Schedule of future minimum lease payments under non cancelable operating leases - ASC 842

Years ending December 31,	RMB in thousands
2020	47,559
2021	30,040
2022	499
2023	338
2024 and thereafter	—
Total future lease payments	78,436
Impact of discounting remaining lease payments	(4,828)
Total lease liabilities	73,608
- Short-term portion	45,764
- Long-term portion	27,844

Schedule of supplemental cash flow information realted to operating leases

For the Year Ended December 31, 2019
(RMB in thousands)
Cash payments for operating leases	56,157
Right-of-use assets obtained in exchange for operating lease liabilities	9,531

Schedule of future lease payments under leases - ASC 840

Operating Leases*
Years ending December 31,	RMB in thousands
2019	54,709
2020	45,074
2021	26,213
2022 and thereafter	—
*	Amounts are based on ASC 840, Leases that were superseded upon the Group's adoption of ASC 842, Leases on January 1, 2019.

ASC 606
Schedule of Cumulative effect of the changes on the Financial position

	As of	Adjustments due to	As of
	December 31, 2017	the Adoption of ASC 606	January 1, 2018
		(RMB in thousands)
ASSETS
Contract assets and service fees receivable, net	—	294,373	294,373
Deferred tax assets	38,841	(18,540)	20,301

LIABILITIES
Accrued expenses and other current liabilities	1,611,029	11,581	1,622,610
Deferred tax liabilities	—	54,710	54,710

SHAREHOLDERS’ (DEFICIT)/EQUITY
(Accumulated deficit)/Retained earnings	(450,551)	209,542	(241,009)

The following table sets forth the cumulative effect of the changes on the Group’s Consolidated Balance Sheet as of December 31, 2018 due to the adoption of ASC 606:

	As of	Balances without
	December 31, 2018	the Adoption of ASC 606	Effect of Change
		(RMB in thousands)
ASSETS
Contract assets, net	1,238,077	132,079	1,105,998
Deferred tax assets	94,598	102,737	(8,139)

LIABILITIES
Accrued expenses and other current liabilities	2,145,689	2,110,354	35,335
Deferred tax liabilities	187,183	—	187,183

SHAREHOLDERS’ EQUITY
Retained earnings	1,591,896	716,555	875,341

The following table sets forth the impact on the Group’s Consolidated Statements of Operations for the year ended December 31, 2018 due to the adoption of ASC 606:

	For the Year Ended December 31, 2018
	As Reported under ASC 606	Amounts without the Adoption of ASC 606	Effect of Change
	(RMB in thousands)
Interest and financial services income	2,742,643	2,732,764	9,879*
Loan facilitation and servicing fees	2,075,817	1,259,571	816,246
Total operating revenue	7,596,896	6,770,771	826,125
Provision for credit losses of contract assets and service fees receivable	(38,254)	—	(38,254)
Total operating cost	(4,584,956)	(4,546,702)	(38,254)
Income before income tax expense	2,109,528	1,321,657	787,871
Income tax expense	(132,222)	(10,150)	(122,072)
Net income	1,977,306	1,311,507	665,799

*RMB9.9 million of interest and financial services income was recognized resulting from significant financing components of considerations for certain loan facilitation and servicing arrangements.

Supplier Concentration Risk | Inventories
Schedule of concentration risk

	As of December 31,
	2018	2019
Inventory supplier A	10.2%	11.9%
Inventory supplier B	*	12.7%
Inventory supplier C	*	11.4%
*	Less than 10%.

Lender Concentration Risk | Long-term debt
Schedule of concentration risk

	As of December 31,
	2018	2019
Institutional Funding Partner A	16.6%	*
Institutional Funding Partner B	*	10.7%
*	Less than 10%.

Deposits Concentration Risk | Deposits to insurance and guarantee companies
Schedule of concentration risk

	As of December 31,
	2018	2019
Insurance Company A	—	39.1%
Guarantee Company B	—	17.6%
Guarantee Company C	—	16.1%